ACQUISITIONS AND DROP DOWN TRANSACTIONS	3 Months Ended
Mar. 31, 2017
Business Combinations [Abstract]
ACQUISITIONS AND DROP DOWN TRANSACTIONS

16. ACQUISITIONS AND DROP DOWN TRANSACTIONS

2016 Drop Down. On March 3, 2016, SMLP acquired a controlling interest in OpCo, the entity which owns the 2016 Drop Down Assets.  These assets include certain natural gas, crude oil and produced water gathering systems located in the Utica Shale, the Williston Basin and the DJ Basin as well as ownership interests in a natural gas gathering system and a condensate stabilization facility, both located in the Utica Shale.

The net consideration paid and recognized in connection with the 2016 Drop Down (i) consisted of a cash payment to SMP Holdings of $360.0 million funded with borrowings under our Revolving Credit Facility and a $0.6 million working capital adjustment received in June 2016 (the “Initial Payment”) and (ii) includes the Deferred Purchase Price Obligation payment due in 2020.

The Deferred Purchase Price Obligation will be equal to:

•

six-and-one-half (6.5) multiplied by the average Business Adjusted EBITDA, as defined below and in the Contribution Agreement, of the 2016 Drop Down Assets for 2018 and 2019, less the G&A Adjuster, as defined in the Contribution Agreement;

•	less the Initial Payment;
•	less all capital expenditures incurred for the 2016 Drop Down Assets between the March 3, 2016 and December 31, 2019;
•	plus all Business Adjusted EBITDA from the 2016 Drop Down Assets between March 3, 2016 and December 31, 2019, less the Cumulative G&A Adjuster, as defined in the Contribution Agreement.

Business Adjusted EBITDA is defined as the net income or loss of the 2016 Drop Down Assets for such period:

•	plus interest expense, income tax expense and depreciation and amortization of the 2016 Drop Down Assets for such period;
•	plus any adjustments related to MVC shortfall payments, impairments and other noncash expenses or losses with respect to the 2016 Drop Down Assets for such period;
•	plus any Special Liability Expenses, as defined below and in the Contribution Agreement, for such period;
•	less interest income and income tax benefit of the 2016 Drop Down Assets for such period;
•	less adjustments related to any other noncash income or gains with respect to the 2016 Drop Down Assets for such period.

Business Adjusted EBITDA shall exclude the effect of any Partnership expenses allocated by or to SMLP or its affiliates in respect of the 2016 Drop Down Assets, such as general and administrative expenses (including compensation-related expenses and professional services fees), transaction costs, allocated interest expense and allocated income tax expense.

Special Liability Expenses are defined as any and all expenses incurred by SMLP with respect to the Special Liabilities, as defined in the Contribution Agreement, including fines, legal fees, consulting fees and remediation costs.

The present value of the Deferred Purchase Price Obligation will be reflected as a liability on our balance sheet until paid.  As of the acquisition date, the estimated future payment obligation (based on management’s estimate of the Partnership’s share of forecasted Business Adjusted EBITDA and capital expenditures for the 2016 Drop Down Assets) was estimated to be $860.3 million and had a net present value of $507.4 million, using a discount rate of 13%.  As of March 31, 2017, Remaining Consideration was estimated to be $829.6 million and the net present value, as recognized on the consolidated balance sheet, was $584.2 million, using a discount rate of 11.75%.  Any subsequent changes to the estimated future payment obligation will be calculated using a discounted cash flow model with a commensurate risk-adjusted discount rate.  Such changes and the impact on the liability due to the passage of time will be recorded as Deferred Purchase Price Obligation income or expense on the consolidated statements of operations in the period of the change.

At the discretion of the Board of Directors of our General Partner, the Deferred Purchase Price Obligation can be paid in cash, SMLP common units or a combination thereof.  We currently expect that the Deferred Purchase Price Obligation will be financed with a combination of (i) net proceeds from the sale of common units by us, (ii) the net proceeds from the issuance of senior unsecured debt by us, (iii) borrowings under our Revolving Credit Facility and/or (iv) other internally generated sources of cash.

Because of the common control aspects in a drop down transaction, the 2016 Drop Down was deemed a transaction between entities under common control.  As such, the 2016 Drop Down has been accounted for on an “as-if pooled” basis for all periods in which common control existed and the Partnership’s financial results retrospectively include the combined financial results of the 2016 Drop Down Assets for all common-control periods.

Supplemental Disclosures – As-If Pooled Basis.  As a result of accounting for our drop down transactions similar to a pooling of interests, our historical financial statements and those of the acquired drop down assets have been combined to reflect the historical operations, financial position and cash flows of the acquired drop down assets from the date common control began. Revenues and net income for the previously separate entities and the combined amounts, as presented in these unaudited condensed consolidated financial statements follow.

Three months ended March 31, 2016
(In thousands)
SMLP revenues	$81,704
2016 Drop Down Assets revenues (1)	8,867
Combined revenues	$90,571

SMLP net loss	$(6,410)
2016 Drop Down Assets net income (1)	2,745
Combined net loss	$(3,665)

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(1) Results are fully reflected in SMLP's results of operations subsequent to closing the respective drop down.